Trade Payables (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Trade Payables	Trade payables are summarized as follows:

	December 31
	2017	2016
	(Millions of yen)
Notes	81,002	38,073
Accounts	299,652	334,196

	380,654	372,269